INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, parent company loans (Details)	Jun. 30, 2019 USD ($)
Current borrowings
Borrowings:
Gross amounts	$ (21,227,730)
Gross amounts set off in the Statement of Financial Position	15,827,847
Net amounts presented in the Statement of Financial Position	(5,399,883)
Total current liabilities
Borrowings:
Gross amounts	(21,227,730)
Gross amounts set off in the Statement of Financial Position	15,827,847
Net amounts presented in the Statement of Financial Position	(5,399,883)
Non-current borrowings
Borrowings:
Gross amounts	(12,358,024)
Net amounts presented in the Statement of Financial Position	(12,358,024)
Total non-current liabilities
Borrowings:
Gross amounts	(12,358,024)
Net amounts presented in the Statement of Financial Position	(12,358,024)
Current other receivables
Borrowings:
Gross amounts	15,827,847
Gross amounts set off in the Statement of Financial Position	(15,827,847)
Total current assets
Borrowings:
Gross amounts	15,827,847
Gross amounts set off in the Statement of Financial Position	$ (15,827,847)